Shareholders’ equity (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Nov. 30, 2023	Sep. 30, 2025	Sep. 30, 2024	Apr. 02, 2025
Class of Stock [Line Items]
Ordinary shares authorized		500,000,000
Ordinary shares par value		$ 0.0001
Ordinary shares issued		100,000
Ordinary shares outstanding		100,000
Shareholders Description	the shareholders of the Company and the Board of Directors of the Company approved a subdivision of each of the issued and unissued shares with a par value of US$0.0001 each into 100 shares with a par value of US$0.000001 each (the "Share Subdivision"), such that immediately following the Share Subdivision, the authorized share capital of the Company became US$50,000 divided into 50,000,000,000 ordinary shares of par value US$0.000001 each, and the issued and outstanding number of ordinary shares became 10,000,000. Upon completion of the Share Subdivision, 1,000,000,000 authorized but unissued ordinary shares with a par value of US$0.000001 each were re-designated and re-classified as 1,000,000,000 preference shares with a par value of US$0.000001 each (the "Re-designation"), such that immediately following the Re-designation, the authorized share capital of the Company became US$50,000 divided into (i) 49,000,000,000 ordinary shares of a par value of US$0.000001 each and (ii) 1,000,000,000 preference shares of a par value of US$0.000001 each.	the Board of Directors of the Company approved a subdivision of each of the issued and unissued shares with a par value of US$0.0001 each into 100 shares with a par value of US$0.000001 each, such that immediately following the Share Subdivision, the authorized share capital of the Company became US$50,000 divided into 50,000,000,000 ordinary shares of par value US$0.000001 each, and the issued and outstanding number of ordinary shares became 10,000,000. Upon completion of the Share Subdivision, 1,000,000,000 authorized but unissued ordinary shares with a par value of US$0.000001 each were re-designated and re-classified as 1,000,000,000 preference shares with a par value of US$0.000001 each (the “Re-designation”), such that immediately following the Re-designation, the authorized share capital of the Company became US$50,000 divided into (i) 49,000,000,000 ordinary shares of a par value of US$0.000001 each and (ii) 1,000,000,000 preference shares of a par value of US$0.000001 each.
Issued shares		1,400,000		1,400,000
Common stock par value		$ 0.000001	$ 0.000001
Price per share				$ 4.00
Remaining proceeds				$ 3,706,120
Ordinary shares Issued				6,900,000
Ordinary shares outstanding				6,900,000
Additional paid in capital		$ 6,566,686	$ 2,860,566
Warrants purchase		70,000
Warrants exercise price		$ 4.00
Fair value of warrants		$ 111,979
Risk free rate		3.95%
Volatility		311.23%
Warrants outstanding		70,000
Warrants remaining life		4 years 6 months
Retained earnings		$ 186,225	186,225
Restricted are the paid-in-capital		$ 2,121,581	$ 2,121,581
Ordinary Shares [Member]
Class of Stock [Line Items]
Ordinary shares issued		5,500,000
Ordinary shares outstanding		5,500,000
Aggregate shares		4,500,000